Notes Payable – Related Parties (Details) $ / shares in Units, $ in Thousands									3 Months Ended		12 Months Ended
	Feb. 28, 2025 shares	Feb. 07, 2025 $ / shares shares	Nov. 21, 2024 USD ($)	Oct. 07, 2024 USD ($)	Aug. 22, 2024 USD ($) $ / shares shares	Aug. 16, 2024 USD ($)	Dec. 29, 2023 USD ($)	Oct. 18, 2023 USD ($)	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Nov. 14, 2024 USD ($)	Nov. 13, 2024 $ / shares	Oct. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Apr. 18, 2024 USD ($)	Dec. 31, 2022 USD ($)
Notes Payable – Related Parties [Line Items]
Amount to be received under promissory note agreement									$ 1,250		$ 1,250		$ 2,000		$ 5,000
Common stock warrants shares (in Shares) | shares	150,000
Aggregate purchase price of newly issued shares											10,361
Cash									1,261	$ 220	2,850	$ 723
Received from promissory note										2,583
Repayment of note payable									4,225		4,225
Outstanding principal balances under the promissory notes				$ 1,000				$ 6,000	15,000				$ 3,000				$ 2,158
Accrued expenses									7,778		$ 7,496	5,381				$ 6,045		$ 5,197
Warrants exercisable, price per share (in Dollars per share) | $ / shares											$ 3.83
Warrants exercisable (in Shares) | shares											28,850,000
Interest expense									714		$ 39
Common Stock Warrants [Member]
Notes Payable – Related Parties [Line Items]
Warrants exercisable, price per share (in Dollars per share) | $ / shares														$ 2.045
Promissory Notes with Executive and Director [Member]
Notes Payable – Related Parties [Line Items]
Repayment of note payable							$ 150
Outstanding principal balances under the promissory notes									150		150	300
Accrued expenses									$ 16		14
Accrued interest on promissory note											$ 14	0
Until Maturity Date [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable – Related Parties [Line Items]
Interest accrued on promissory note							5.00%
After Maturity Date [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable – Related Parties [Line Items]
Interest accrued on promissory note							7.00%
Measurement Input, Exercise Price [Member]
Notes Payable – Related Parties [Line Items]
Fair value of common stock									1.07
Measurement Input, Option Volatility [Member]
Notes Payable – Related Parties [Line Items]
Fair value of common stock									90
Measurement Input, Expected Dividend Rate [Member]
Notes Payable – Related Parties [Line Items]
Fair value of common stock									0
Measurement Input, Risk Free Interest Rate [Member]
Notes Payable – Related Parties [Line Items]
Fair value of common stock									4.49
Measurement Input, Expected Term [Member]
Notes Payable – Related Parties [Line Items]
Fair value of common stock									10
Common Stock [Member]
Notes Payable – Related Parties [Line Items]
Common stock warrants shares (in Shares) | shares											3,400,253
Aggregate purchase price of newly issued shares
ABI [Member]
Notes Payable – Related Parties [Line Items]
Common stock warrants shares (in Shares) | shares									622,467		622,467
Outstanding principal balances under the promissory notes									$ 0		$ 0	1,442
Interest expense on promissory notes									0	$ 36	186	5
Accrued expenses									191		191
Accrued interest on promissory note											191	5
ABI [Member] | Promissory Note with ABI [Member]
Notes Payable – Related Parties [Line Items]
Amount to be received under promissory note agreement								$ 6,000
Common stock warrants shares (in Shares) | shares					622,467
Share price upon closing of merger (in Dollars per share) | $ / shares					$ 10
Aggregate purchase price of newly issued shares					$ 6,225
Conversion of consideration under promissory note agreement					4,225
Cash					$ 2,000
Incentive shares received by subsidiary (in Shares) | shares					1,244,934
ABI [Member] | 2024 ABI Note [Member]
Notes Payable – Related Parties [Line Items]
Amount to be received under promissory note agreement				$ 1,000
Interest accrued on promissory note				10.00%
Weekly installments				$ 250
Received from promissory note				1,000
Repayment of note payable				$ 1,000
ABI [Member] | Until Maturity Date [Member] | Promissory Note with ABI [Member]
Notes Payable – Related Parties [Line Items]
Interest accrued on promissory note								5.00%
ABI [Member] | After Maturity Date [Member] | Promissory Note with ABI [Member]
Notes Payable – Related Parties [Line Items]
Interest accrued on promissory note								7.00%
Executive [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable – Related Parties [Line Items]
Amount to be received under promissory note agreement																	$ 2,158
Received from promissory note											1,997
Outstanding principal balances under the promissory notes											1,997
Accrued expenses									$ 62		62
Principal amount of promissory notes							$ 176
Received from promissory note											1,997
Warrants exercisable, price per share (in Dollars per share) | $ / shares		$ 3.33
Expiration date		Feb. 07, 2035
Accrued interest on promissory note											$ 62	0
Executive [Member] | Promissory Notes with Executive and Director [Member] | Issuance Date [Member]
Notes Payable – Related Parties [Line Items]
Warrants exercisable (in Shares) | shares		425,000
Executive [Member] | Promissory Notes with Executive and Director [Member] | One Year Anniversary of Issuance Date [Member]
Notes Payable – Related Parties [Line Items]
Warrants exercisable (in Shares) | shares		200,000
Executive [Member] | Promissory Notes with Executive and Director [Member] | Two Year Anniversary of Issuance Date [Member]
Notes Payable – Related Parties [Line Items]
Warrants exercisable (in Shares) | shares		225,000
Executive [Member] | Promissory Notes with Executive and Director [Member] | Common Stock Warrants [Member]
Notes Payable – Related Parties [Line Items]
Common stock warrants shares (in Shares) | shares		850,000,000
Executive [Member] | Until Maturity Date [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable – Related Parties [Line Items]
Interest accrued on promissory note											7.50%
Executive [Member] | After Maturity Date [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable – Related Parties [Line Items]
Interest accrued on promissory note											9.50%
Executive [Member] | Common Stock [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable – Related Parties [Line Items]
Common stock, shares issued upon conversion of promissory note (in Shares) | shares											600,000
Director [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable – Related Parties [Line Items]
Principal amount of promissory notes							$ 124
Executive [Member] | Promissory Note with ACAB Executive [Member]
Notes Payable – Related Parties [Line Items]
Amount to be received under promissory note agreement						$ 103
Repayment of note payable						$ 206
Debt instrument, repayment date						Nov. 20, 2024
Debt instrument repaid upon cancellation of agreement.			$ 103
Subsequent Event [Member] | Executive [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable – Related Parties [Line Items]
Warrants exercisable, price per share (in Dollars per share) | $ / shares		$ 3.33
Expiration date		Feb. 07, 2035
Subsequent Event [Member] | Executive [Member] | Promissory Notes with Executive and Director [Member] | Issuance Date [Member]
Notes Payable – Related Parties [Line Items]
Warrants exercisable (in Shares) | shares		425,000
Subsequent Event [Member] | Executive [Member] | Promissory Notes with Executive and Director [Member] | One Year Anniversary of Issuance Date [Member]
Notes Payable – Related Parties [Line Items]
Warrants exercisable (in Shares) | shares		200,000
Subsequent Event [Member] | Executive [Member] | Promissory Notes with Executive and Director [Member] | Two Year Anniversary of Issuance Date [Member]
Notes Payable – Related Parties [Line Items]
Warrants exercisable (in Shares) | shares		225,000
Subsequent Event [Member] | Executive [Member] | Promissory Notes with Executive and Director [Member] | Common Stock Warrants [Member]
Notes Payable – Related Parties [Line Items]
Common stock warrants shares (in Shares) | shares		850,000,000
Previously Reported [Member]
Notes Payable – Related Parties [Line Items]
Accrued expenses												$ 2,081				$ 2,745		$ 1,897
Previously Reported [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable – Related Parties [Line Items]
Outstanding principal balances under the promissory notes											$ 147